Deferred Tax Liabilities - Summary of Unrecognized Tax Benefits (Details) - Mann- India Technologies Private Limited [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Balance as of January 1		$ 40,010	$ 63,560
Decreases related to prior year tax positions		(40,010)	(16,358)
Effect of exchange rate changes			(7,192)
Balance as of December 31			$ 40,010